Financial Statements of Parent Company Guarantor	12 Months Ended
Dec. 31, 2014
Financial Statements of Parent Company Guarantor
ective upon the Redomicile, Pentair plc (the “Parent Company Guarantor”) and Pentair Investments Switzerland GmbH (the "Subsidiary Guarantor"), fully and unconditionally, guarantee the 1.35% Senior Notes due 2015, 1.875% Senior Notes due 2017, 2.65% Senior Notes due 2019, 5.00% Senior Notes due 2021 and 3.15% Senior Notes due 2022 (collectively, the “Notes”) of Pentair Finance S.A. (the “Subsidiary Issuer”). The Subsidiary Guarantor is a Switzerland limited liability company formed in April 2014 and 100 percent-owned subsidiary of the Parent Company Guarantor. The Subsidiary Issuer is a Luxembourg public limited liability company formed in January 2012 and 100 percent-owned subsidiary of the Subsidiary Guarantor. The guarantees provided by the Parent Company Guarantor and Subsidiary Guarantor are joint and several.
The following supplemental financial information sets forth the Company's Condensed Consolidating Statement of Operations and Comprehensive Income (Loss) and Condensed Consolidating Statement of Cash Flows for the years ended December 31, 2014, 2013 and 2012 and Condensed Consolidating Balance Sheet as of December 31, 2014 and 2013. The guarantees provided by the Parent Company Guarantor and Subsidiary Guarantor are joint and several. Condensed Consolidating financial information for Pentair plc, Pentair Investments Switzerland GmbH and Pentair Finance S.A. on a stand-alone basis is presented using the equity method of accounting for subsidiaries.
Prior to the Redomicile, the Notes of the Subsidiary Issuer were guaranteed, fully and unconditionally, by the former parent company, Pentair Ltd. The supplemental financial information for the reporting periods prior to Redomicile are presented under this previous guarantee structure.

Pentair plc and Subsidiaries
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2014

In millions	Parent Company Guarantor	Subsidiary Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$—	$7,039.0	$—	$7,039.0
Cost of goods sold	—	—	—	4,576.0	—	4,576.0
Gross profit	—	—	—	2,463.0	—	2,463.0
Selling, general and administrative	25.3	2.6	7.7	1,458.2	—	1,493.8
Research and development	—	—	—	117.3	—	117.3
Operating (loss) income	(25.3)	(2.6)	(7.7)	887.5	—	851.9
Loss (earnings) from continuing operations of investment in subsidiaries	(615.5)	(619.7)	(611.1)	—	1,846.3	—
Other (income) expense:
Loss on sale of businesses, net	—	—	—	0.2	—	0.2
Equity income of unconsolidated subsidiaries	—	—	—	(1.2)	—	(1.2)
Interest income	—	—	(92.3)	(40.2)	128.8	(3.7)
Interest expense	0.7	2.1	95.6	102.7	(128.8)	72.3
Income (loss) from continuing operations before income taxes	589.5	615.0	600.1	826.0	(1,846.3)	784.3
Provision (benefit) for income taxes	(17.5)	(0.5)	(2.4)	197.7	—	177.3
Net income (loss) from continuing operations	607.0	615.5	602.5	628.3	(1,846.3)	607.0
Loss from discontinued operations, net of tax	—	—	—	(6.4)	—	(6.4)
Loss from sale / impairment of discontinued operations, net of tax	—	—	—	(385.7)	—	(385.7)
Earnings (loss) from discontinued operations of investment in subsidiaries	(392.1)	(392.1)	(392.1)	—	1,176.3	—
Net income (loss) attributable to Pentair plc	$214.9	$223.4	$210.4	$236.2	$(670.0)	$214.9
Comprehensive income (loss), net of tax
Net income (loss) attributable to Pentair plc	$214.9	$223.4	$210.4	$236.2	$(670.0)	$214.9
Changes in cumulative translation adjustment	(336.3)	(336.3)	(336.3)	(336.3)	1,008.9	(336.3)
Changes in market value of derivative financial instruments	(0.4)	(0.4)	(0.4)	(0.4)	1.2	(0.4)
Comprehensive income (loss) attributable to Pentair plc	$(121.8)	$(113.3)	$(126.3)	$(100.5)	$340.1	$(121.8)

Pentair plc and Subsidiaries
Condensed Consolidating Balance Sheet
December 31, 2014

In millions	Parent Company Guarantor	Subsidiary Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Assets
Current assets
Cash and cash equivalents	$—	$—	$0.1	$110.3	$—	$110.4
Accounts and notes receivable, net	—	—	—	1,206.8	(0.9)	1,205.9
Inventories	—	—	—	1,130.4	—	1,130.4
Other current assets	—	17.6	2.0	367.6	(20.4)	366.8
Current assets held for sale	—	—	—	80.6	—	80.6
Total current assets	—	17.6	2.1	2,895.7	(21.3)	2,894.1
Property, plant and equipment, net	—	—	—	950.0	—	950.0
Other assets
Investments in subsidiaries	4,733.0	4,893.8	7,612.2	—	(17,239.0)	—
Goodwill	—	—	—	4,741.9	—	4,741.9
Intangibles, net	—	—	—	1,608.1	—	1,608.1
Other non-current assets	80.2	—	1,381.8	345.0	(1,370.8)	436.2
Non-current assets held for sale	—	—	—	24.9	—	24.9
Total other assets	4,813.2	4,893.8	8,994.0	6,719.9	(18,609.8)	6,811.1
Total assets	$4,813.2	$4,911.4	$8,996.1	$10,565.6	$(18,631.1)	$10,655.2
Liabilities and Equity
Current liabilities
Current maturities of long-term debt and short-term borrowings	$—	$—	$—	$6.7	$—	$6.7
Accounts payable	0.9	—	—	583.1	(0.9)	583.1
Employee compensation and benefits	0.2	0.6	—	304.7	—	305.5
Other current liabilities	120.6	2.2	10.9	595.8	(20.4)	709.1
Current liabilities held for sale	—	—	—	35.1	—	35.1
Total current liabilities	121.7	2.8	10.9	1,525.4	(21.3)	1,639.5
Other liabilities
Long-term debt	11.4	175.6	2,860.6	1,320.6	(1,370.8)	2,997.4
Pension and other post-retirement compensation and benefits	—	—	—	322.0	—	322.0
Deferred tax liabilities	—	—	2.9	525.4	—	528.3
Other non-current liabilities	16.3	—	—	481.4	—	497.7
Non-current liabilities held for sale	—	—	—	6.5	—	6.5
Total liabilities	149.4	178.4	2,874.4	4,181.3	(1,392.1)	5,991.4
Equity	4,663.8	4,733.0	6,121.7	6,384.3	(17,239.0)	4,663.8
Total liabilities and equity	$4,813.2	$4,911.4	$8,996.1	$10,565.6	$(18,631.1)	$10,655.2

Pentair plc and Subsidiaries
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2014

In millions	Parent Company Guarantor	Guarantor Subsidiary	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Operating activities
Net cash provided by (used for) operating activities	$169.0	$208.6	$207.0	$1,093.8	$(670.0)	$1,008.4
Investing activities
Capital expenditures	—	—	—	(129.6)	—	(129.6)
Proceeds from sale of property and equipment	—	—	—	13.1	—	13.1
Proceeds from sale of businesses, net	—	—	—	0.3	—	0.3
Acquisitions, net of cash acquired	—	—	—	(12.3)	—	(12.3)
Net intercompany loan activity	—	—	37.8	112.2	(150.0)	—
Other	—	—	—	0.2	—	0.2
Net cash provided by (used for) investing activities	—	—	37.8	(16.1)	(150.0)	(128.3)
Financing activities
Net receipts of short-term borrowings	—	—	—	0.5	—	0.5
Net receipts of commercial paper and revolving long-term debt	—	—	458.7	9.9	—	468.6
Proceeds from long-term debt	—	—	—	2.2	—	2.2
Repayment of long-term debt	—	—	—	(16.8)	—	(16.8)
Debt issuance costs	—	—	(3.1)	—	—	(3.1)
Net change in advances to subsidiaries	741.1	(208.6)	(747.3)	(605.2)	820.0	—
Excess tax benefits from share-based compensation	—	—	—	12.6	—	12.6
Shares issued to employees, net of shares withheld	—	—	—	37.0	—	37.0
Repurchases of ordinary shares	(699.2)	—	—	(450.8)	—	(1,150.0)
Dividends paid	(211.4)	—	—	—	—	(211.4)
Purchase of noncontrolling interest	—	—	—	(134.7)	—	(134.7)
Net cash provided by (used for) financing activities	(169.5)	(208.6)	(291.7)	(1,145.3)	820.0	(995.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(30.6)	—	(30.6)
Change in cash and cash equivalents	(0.5)	—	(46.9)	(98.2)	—	(145.6)
Cash and cash equivalents, beginning of year	0.5	—	47.0	208.5	—	256.0
Cash and cash equivalents, end of year	$—	$—	$0.1	$110.3	$—	$110.4

Pentair plc and Subsidiaries
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2013

In millions	Parent Company Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$6,999.7	$—	$6,999.7
Cost of goods sold	—	—	4,629.6	—	4,629.6
Gross profit	—	—	2,370.1	—	2,370.1
Selling, general and administrative	21.0	13.3	1,459.4	—	1,493.7
Research and development	—	—	122.8	—	122.8
Impairment of trade names	—	—	11.0	—	11.0
Operating (loss) income	(21.0)	(13.3)	776.9	—	742.6
Loss (earnings) from continuing operations of investment in subsidiaries	(539.0)	(508.6)	—	1,047.6	—
Other (income) expense:
Gain on sale of businesses, net	—	—	(20.8)	—	(20.8)
Equity income of unconsolidated subsidiaries	—	—	(2.0)	—	(2.0)
Interest income	—	(99.2)	(53.4)	148.2	(4.4)
Interest expense	5.6	106.0	111.9	(148.2)	75.3
Income (loss) from continuing operations before income taxes and noncontrolling interest	512.4	488.5	741.2	(1,047.6)	694.5
Provision for income taxes	0.7	1.4	174.9	—	177.0
Net income (loss) from continuing operations before noncontrolling interest	511.7	487.1	566.3	(1,047.6)	517.5
Income from discontinued operations, net of tax	—	—	25.9	—	25.9
Loss from sale of discontinued operations, net of tax	—	—	(0.8)	—	(0.8)
Earnings (loss) from discontinued operations of investment in subsidiaries	25.1	25.1	—	(50.2)	—
Net income (loss) before noncontrolling interest	536.8	512.2	591.4	(1,097.8)	542.6
Noncontrolling interest	—	—	5.8	—	5.8
Net income (loss) attributable to Pentair plc	$536.8	$512.2	$585.6	$(1,097.8)	$536.8
Net income (loss) from continuing operations attributable to Pentair plc	$511.7	$487.1	$560.5	$(1,047.6)	$511.7
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest	$536.8	$512.2	$591.4	$(1,097.8)	$542.6
Changes in cumulative translation adjustment	(31.3)	(31.3)	(29.1)	62.6	(29.1)
Amortization of pension and other post-retirement prior service cost	(0.4)	(0.4)	(0.4)	0.8	(0.4)
Changes in market value of derivative financial instruments	(0.3)	(0.3)	(0.3)	0.6	(0.3)
Total comprehensive income (loss)	504.8	480.2	561.6	(1,033.8)	512.8
Less: Comprehensive income (loss) attributable to noncontrolling interest	—	—	8.0	—	8.0
Comprehensive income (loss) attributable to Pentair plc	$504.8	$480.2	$553.6	$(1,033.8)	$504.8

Pentair plc and Subsidiaries
Condensed Consolidating Balance Sheet
December 31, 2013

In millions	Parent Company Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Assets
Current assets
Cash and cash equivalents	$0.5	$47.0	$208.5	$—	$256.0
Accounts and notes receivable, net	2.9	4.0	1,341.7	(63.6)	$1,285.0
Inventories	—	—	1,195.1	—	$1,195.1
Other current assets	1.4	0.6	359.6	—	$361.6
Current assets held for sale	—	—	134.4	—	$134.4
Total current assets	4.8	51.6	3,239.3	(63.6)	3,232.1
Property, plant and equipment, net	—	—	1,044.3	—	1,044.3
Other assets
Investments in subsidiaries	6,224.7	8,066.6	—	(14,291.3)	—
Goodwill	—	—	4,860.7	—	4,860.7
Intangibles, net	—	—	1,749.9	—	1,749.9
Other non-current assets	31.6	1,302.7	352.4	(1,296.7)	390.0
Non-current assets held for sale	—	—	466.3	—	466.3
Total other assets	6,256.3	9,369.3	7,429.3	(15,588.0)	7,466.9
Total assets	$6,261.1	$9,420.9	$11,712.9	$(15,651.6)	$11,743.3
Liabilities and Equity
Current liabilities
Current maturities of long-term debt and short-term borrowings	$—	$—	$2.5	$—	$2.5
Accounts payable	48.1	8.6	583.8	(63.6)	576.9
Employee compensation and benefits	0.5	—	311.9	—	312.4
Other current liabilities	99.6	11.7	534.6	—	645.9
Current liabilities held for sale	—	—	72.5	—	72.5
Total current liabilities	148.2	20.3	1,505.3	(63.6)	1,610.2
Other liabilities
Long-term debt	—	2,401.9	1,442.7	(1,296.7)	2,547.9
Pension and other post-retirement compensation and benefits	—	—	320.2	—	320.2
Deferred tax liabilities	—	2.2	554.8	—	557.0
Other non-current liabilities	17.6	—	438.8	—	456.4
Non-current liabilities held for sale	—	—	33.9	—	33.9
Total liabilities	165.8	2,424.4	4,295.7	(1,360.3)	5,525.6
Equity
Shareholders’ equity attributable to Pentair plc and subsidiaries	6,095.3	6,996.5	7,294.8	(14,291.3)	6,095.3
Noncontrolling interest	—	—	122.4	—	122.4
Total equity	6,095.3	6,996.5	7,417.2	(14,291.3)	6,217.7
Total liabilities and equity	$6,261.1	$9,420.9	$11,712.9	$(15,651.6)	$11,743.3

Pentair plc and Subsidiaries
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013

In millions	Parent Company Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Operating activities
Net cash provided by (used for) operating activities	$534.2	$514.0	$977.5	$(1,097.8)	$927.9
Investing activities
Capital expenditures	—	—	(170.0)	—	(170.0)
Proceeds from sale of property and equipment	—	—	6.0	—	6.0
Proceeds from sale of businesses, net	—	—	43.5	—	43.5
Acquisitions, net of cash acquired	—	—	(92.4)	—	(92.4)
Other	—	—	1.7	—	1.7
Net cash provided by (used for) investing activities	—	—	(211.2)	—	(211.2)
Financing activities
Net receipts of commercial paper and revolving long-term debt	—	104.2	—	—	104.2
Proceeds from long-term debt	—	—	0.7	—	0.7
Repayment of long-term debt	—	—	(7.4)	—	(7.4)
Debt issuance costs	—	(1.4)	—	—	(1.4)
Net change in advances to subsidiaries	(339.5)	(569.8)	(188.5)	1,097.8	—
Excess tax benefits from share-based compensation	—	—	16.8	—	16.8
Shares issued to employees, net of shares withheld	—	—	80.0	—	80.0
Repurchases of ordinary shares	—	—	(715.8)	—	(715.8)
Dividends paid	(194.2)	—	—	—	(194.2)
Distributions to noncontrolling interest	—	—	(2.0)	—	(2.0)
Net cash provided by (used for) financing activities	(533.7)	(467.0)	(816.2)	1,097.8	(719.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	21.0	—	21.0
Change in cash and cash equivalents	0.5	47.0	(28.9)	—	18.6
Cash and cash equivalents, beginning of year	—	—	237.4	—	237.4
Cash and cash equivalents, end of year	$0.5	$47.0	$208.5	$—	$256.0

Pentair plc and Subsidiaries
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2012

In millions	Parent Company Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net sales	$—	$—	$4,306.8	$—	$4,306.8
Cost of goods sold	—	—	3,040.9	—	3,040.9
Gross profit	—	—	1,265.9	—	1,265.9
Selling, general and administrative	5.0	(3.8)	1,116.5	—	1,117.7
Research and development	—	—	92.3	—	92.3
Impairment of trade names	—	—	60.7	—	60.7
Operating (loss) income	(5.0)	3.8	(3.6)	—	(4.8)
Loss (earnings) from continuing operations of investment in subsidiaries	75.7	76.6	—	(152.3)	—
Other (income) expense:
Loss on early extinguishment of debt	—	—	75.4	—	75.4
Equity income of unconsolidated subsidiaries	—	—	(2.3)	—	(2.3)
Interest income	—	(9.2)	(2.0)	9.2	(2.0)
Interest expense	0.1	10.2	69.1	(9.2)	70.2
Income (loss) from continuing operations before income taxes and noncontrolling interest	(80.8)	(73.8)	(143.8)	152.3	(146.1)
Provision (benefit) for income taxes	0.7	1.1	(69.0)	—	(67.2)
Net income (loss) from continuing operations before noncontrolling interest	(81.5)	(74.9)	(74.8)	152.3	(78.9)
Loss from discontinued operations, net of tax	—	—	(25.7)	—	(25.7)
Earnings (loss) from discontinued operations of investment in subsidiaries	(25.7)	(25.7)	—	51.4	—
Net income (loss) before noncontrolling interest	(107.2)	(100.6)	(100.5)	203.7	(104.6)
Noncontrolling interest	—	—	2.6	—	2.6
Net income (loss) attributable to Pentair plc	$(107.2)	$(100.6)	$(103.1)	$203.7	$(107.2)
Net income (loss) from continuing operations attributable to Pentair plc	$(81.5)	$(74.9)	$(77.4)	$152.3	$(81.5)
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest	$(107.2)	$(100.6)	$(100.5)	$203.7	$(104.6)
Changes in cumulative translation adjustment	30.0	30.0	31.4	(60.0)	31.4
Amortization of pension and other post-retirement prior service cost	(0.3)	(0.3)	(0.3)	0.6	(0.3)
Changes in market value of derivative financial instruments	(3.6)	(3.6)	(3.6)	7.2	(3.6)
Total comprehensive income (loss)	(81.1)	(74.5)	(73.0)	151.5	(77.1)
Less: Comprehensive income (loss) attributable to noncontrolling interest	—	—	4.0	—	4.0
Comprehensive income (loss) attributable to Pentair plc	$(81.1)	$(74.5)	$(77.0)	$151.5	$(81.1)

Pentair plc and Subsidiaries
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012

In millions	Parent Company Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Operating activities
Net cash provided by (used for) operating activities	$(109.0)	$(88.2)	$37.2	$203.7	$43.7
Investing activities
Capital expenditures	—	—	(94.5)	—	(94.5)
Proceeds from sale of property and equipment	—	—	5.5	—	5.5
Acquisitions, net of cash acquired	—	300.1	170.4	—	470.5
Other	—	—	(5.9)	—	(5.9)
Net cash provided by (used for) investing activities	—	300.1	75.5	—	375.6
Financing activities
Net repayments of short-term borrowings	—	—	(3.7)	—	(3.7)
Net receipts (repayments) of commercial paper and revolving long-term debt	—	424.7	(170.9)	—	253.8
Proceeds from long-term debt	—	594.3	—	—	594.3
Repayment of long-term debt	—	—	(617.2)	—	(617.2)
Debt issuance costs	—	(8.7)	(1.0)	—	(9.7)
Debt extinguishment costs	—	—	(74.8)	—	(74.8)
Net change in advances to subsidiaries	157.0	(1,222.2)	1,268.9	(203.7)	—
Excess tax benefits from share-based compensation	—	—	5.0	—	5.0
Shares issued to employees, net of shares withheld	—	—	68.2	—	68.2
Repurchases of ordinary shares	—	—	(334.2)	—	(334.2)
Dividends paid	(48.0)	—	(64.4)	—	(112.4)
Distributions to noncontrolling interest	—	—	(1.6)	—	(1.6)
Net cash provided by (used for) financing activities	109.0	(211.9)	74.3	(203.7)	(232.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.3	—	0.3
Change in cash and cash equivalents	—	—	187.3	—	187.3
Cash and cash equivalents, beginning of year	—	—	50.1	—	50.1
Cash and cash equivalents, end of year	$—	$—	$237.4	$—	$237.4